UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)
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                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2005




















Item 1.   Schedule of Investments

    SEI OPPORTUNITY MASTER FUND, L.P.

    Quarterly Report (Unaudited)

    June 30, 2005

                        SEI Opportunity Master Fund, L.P.
                       Schedule of Investments (Unaudited)
                                  June 30, 2005


                                            First
                                         Acquisition                                                 % of Members'
Investment Funds*                            Date              Cost               Fair Value            Capital     Liquidity**
------------------------------------------------------------------------------------------------------------------------------------

Convertible Bond Hedging:
   Alta Partners Discount Convertible
    Arbitrage, LP                         10/01/2003   $        8,762,500      $     8,172,038            2.84%        Quarterly
   Alta Partners Investment Grade, LP     10/01/2003           10,272,500            9,106,697            3.16         Quarterly
   Canyon Capital Arbitrage Fund, LP      04/01/2005           10,000,000            9,461,277            3.29         Quarterly
   Forest Fulcrum Fund, LP                10/01/2003            4,510,000            4,318,013            1.50          Monthly
   Lydian Partners II, LP                 10/01/2003           13,910,000           13,022,360            4.52         Quarterly
                                                       -------------------------------------------------------------
Total Convertible Bond Hedging                                 47,455,000           44,080,385           15.31

Credit Hedging:
   Canyon Value Realization Fund, LP      10/01/2003            12,040,000          12,713,906            4.42          Annual
   Ore Hill Fund, LP                      10/01/2004            11,480,000          11,746,945            4.08         Quarterly
   Solus, LLC                             01/01/2004            12,540,000          12,610,803            4.38         Quarterly
   SRS Strategic Opportunities, LP        01/01/2004            11,240,000          11,127,774            3.87         Quarterly
                                                       -------------------------------------------------------------
Total Credit Hedging                                            47,300,000          48,199,428           16.75

Distressed Debt:
   Avenue Investments, LP                 10/01/2003            12,366,000          12,654,511            4.39          Annual
   Post Opportunity Fund, LP (a)          10/01/2003            13,866,000          14,618,311            5.08        Semi-annual
                                                       -------------------------------------------------------------
Total Distressed Debt                                           26,232,000          27,272,822            9.47

Equity Market Neutral:
   Analytic US Market Neutral, LLC (a)    10/01/2003             9,818,277          10,109,137            3.51          Monthly
   LibertyView Fund, LLC                  10/01/2003             5,716,000           5,753,186            2.00          Monthly
   Thales Fund, LP                        10/01/2003             9,016,000           9,492,581            3.30         Quarterly
                                                       -------------------------------------------------------------
Total Equity Market Neutral                                     24,550,277          25,354,904            8.81

Long/Short Equity:
Alydar Fund, LP                           02/01/2004            16,640,000          17,283,921            6.00        Quarterly
Blackmore Partners, LP                    10/01/2003             4,703,000           4,677,871            1.63        Quarterly
                                                                                                                  15 month lock-up,
Boathouse Row II, LP (b)                  01/01/2005            12,250,000          13,285,105            4.62        Quarterly
Cantillon Europe, LP                      11/01/2003               850,000          1,142,430             0.40        Quarterly
Clovis Capital Partners, LP               10/01/2003             1,273,000           1,428,463            0.50        Quarterly
Hayground Cove Turbo Fund, LP             04/01/2005            14,450,000          15,161,603            5.27         Monthly
Heirloom Partners, LP                     10/01/2003            13,163,000          13,352,357            4.64        Quarterly
Highline Capital Partners, LP             01/01/2004             5,713,000           6,143,814            2.13        Quarterly
Iron Horse Institutional Partners, LP     10/01/2003               350,000             392,757            0.14        Quarterly
Southport Millenium Fund, LP              10/01/2003             6,173,000           6,368,438            2.21        Quarterly
SuNova Partners, LP                       10/01/2003             3,990,000           4,232,790            1.47        Quarterly
The Steeple Capital Fund, LP              01/01/2005            14,250,000          14,914,739            5.18        Quarterly
Third Coast Capital QP Fund, LP           05/01/2005            10,000,000          10,284,362            3.57        Quarterly
Third Point Partners, LP                  10/01/2003            15,073,000          16,506,767            5.73        Quarterly
                                                       -------------------------------------------------------------
Total Long/Short Equity                                        118,878,000         125,175,417           43.49
                                                       -------------------------------------------------------------
Total Investments                                      $       264,415,277     $   270,082,956           93.83%
                                                       ==============================================================

                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                  June 30, 2005

* Investment Funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) Fair valued by the Board of Directors in accordance with the Partnership's valuation policies.

(b) First available redemption date is on March 31, 2006.

Percentages are based on net assets of $287,839,823. The aggregate cost of investments for tax purposes was $264,415,277. Net unrealized appreciation on investments for tax purposes was $5,667,679 consisting of $9,179,649 of gross unrealized appreciation and $3,511,970 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 93.83% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

Period-end Redemptions

As of June 30, 2005, the following redemptions occurred in the Fund:

   o  Alta Partners Discount Convertible Arbitrage, LP $8,172,038

   o  Alta Partners Investment Grade, LP $9,106,697

Subsequent Event

The following investments were purchased as of July 1, 2005 (investments are not reflected in the Schedule of Investments above):

   o  Nayan Capital Fund Limited  $14,000,000

   o  SuNova Partners, LP  $9,852,000

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
                                               Kevin P. Robins
                                               President

Date:  August 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Kevin P. Robin
                                               ------------------
                                               Kevin P. Robins
                                               President

Date: August 23, 2005



By (Signature and Title)*                      /s/ Michael J. Leahy
                                               --------------------
                                               Michael J. Leahy
                                               Treasurer


Date: August 23, 2005

* Print the name and title of each signing officer under his or her signature.